Leasing - Narrative (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leasing [Abstract]
Potential future cash flows related to lease extension options	kr 91	kr 91
Period of lease extension options	3 years